Basis of accounting, Currency translation rates (Detail)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.12	1.09	1.05	1.12	1.05	1.08
Average rate	1.11	1.08	1.04	1.11	1.06
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.09	1.08	1.05	1.09	1.05	1.07
Average rate	1.09	1.08	1.06	1.09	1.09
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.27	1.23	1.22	1.27	1.22	1.21
Average rate	1.27	1.22	1.25	1.24	1.29
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.69	0.75	0.74	0.69	0.74	0.76
Average rate	0.71	0.75	0.76	0.73	0.80